Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive “compensation actually paid” (“
CAP
”) and certain Company performance for the fiscal years listed below. You should refer to our Compensation Discussion and Analysis for a complete description of how executive compensation relates to Company performance and how the Compensation Committee makes its decisions.

Year	Summary Compensation Table Total for CEO (1)	Compensation Actually Paid to CEO (1)	Average Summary Compensation Table Total for Non-CEO NEOs (2)	Average Compensation Actually Paid to Non-CEO NEOs (1)(2)	Value of Initial Fixed $100 Investment Based On:		Net Income (in millions) (4)	Adjusted EBITDA (5) (in millions)
					Total Shareholder Return	Peer Group Total Shareholder Return (3)
2023	$2,971,390	$3,924,838	$1,166,169	$1,577,113	165	115	$12.3	$64.2
2022	$1,886,283	$1,961,507	$923,812	$947,008	107	90	$25.8	$60.2
2021	$2,215,714	$2,173,748	$871,976	$858,443	133	102	$14.6	$34.2

(1)
Deductions from, and additions to, total compensation in the Summary Compensation Table by year to calculate Compensation Actually Paid, calculated in accordance with Item 402(v) of Regulation
S-,
include:

	2023		2022		2021
	CEO	Non-CEO NEOs (Average)	CEO	Non-CEO NEOs (Average)	CEO	Non-CEO NEOs (Average)
Summary Compensation Table Total	$2,971,390	$1,166,169	$1,886,283	$923,812	$2,215,714	$871,976
(Minus): Grant date values reported in the Summary Compensation Table	$(1,500,000)	$(400,000)	$(955,000)	$(298,250)	$(1,191,989)	$(254,296)
Plus: Year-end fair value of unvested awards granted during the year	$2,045,524	$699,145	$1,208,083	$362,738	$1,295,473	$276,531
Plus (Minus): Year-over-year change in fair value of awards granted in any prior fiscal year that are outstanding and unvested at year end	$230,191	$64,260	$(241,915)	$(56,408)	$(263,982)	$(58,941)
Plus (Minus): Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years that vested during the year	$177,732	$47,538	$64,056	$15,117	$118,532	$23,173
Total Adjustments for Equity Awards	$953,448	$410,943	$75,224	$23,197	$(41,966)	$(13,532)
Compensation Actually Paid (as calculated)	$3,924,838	$1,577,113	$1,961,507	$947,008	$2,173,748	$858,443

(2)	Non-CEO NEOs reflect the average Summary Compensation Table total compensation and average Compensation Actually Paid for the following executives by year:
2023: Troy R. Anderson, Sherrell E. Smith, Christopher E. Kevane, and Todd A. Hitchcock
2022: Troy R. Anderson, Sherrell E. Smith, Christopher E. Kevane, and Bartley H. Fesperman
2021: Troy R. Anderson, Sherrell E. Smith, Lori B. Smith, and Todd A. Hitchcock
(3)
The peer group selected by the Company for purposes of the total shareholder return (“TSR”) benchmarking for the pay versus performance disclosures is the same peer group the Company uses for its performance graph in the Annual Report on Form
10-K
pursuant to Item 201(e) of Regulation
S-K.
The peer group consists of Adtalem Global Education, Inc.; American Public Education, Inc.; Lincoln Education Services Corporation; Perdoceo Education Corporation; and Strategic Education, Inc.

(4)	The dollar amounts reported are the Company’s net income reflected in the Company’s audited financial statements.
(5)
In the Company’s assessment, adjusted EBITDA is the financial performance measure that is the most important financial performance measure used by the Company in 2023 to link compensation actually paid to performance. Adjusted EBITDA is calculated in a manner consistent with the definition we use when reporting our financial results. See Exhibit 99.1 to our Current Report on Form
8-K,
filed with the SEC on November 15, 2023.

Company Selected Measure Name	AdjustedEBITDA
Named Executive Officers, Footnote
(2)	Non-CEO NEOs reflect the average Summary Compensation Table total compensation and average Compensation Actually Paid for the following executives by year:
2023: Troy R. Anderson, Sherrell E. Smith, Christopher E. Kevane, and Todd A. Hitchcock
2022: Troy R. Anderson, Sherrell E. Smith, Christopher E. Kevane, and Bartley H. Fesperman
2021: Troy R. Anderson, Sherrell E. Smith, Lori B. Smith, and Todd A. Hitchcock

Peer Group Issuers, Footnote
(3)
The peer group selected by the Company for purposes of the total shareholder return (“TSR”) benchmarking for the pay versus performance disclosures is the same peer group the Company uses for its performance graph in the Annual Report on Form
10-K
pursuant to Item 201(e) of Regulation
S-K.
The peer group consists of Adtalem Global Education, Inc.; American Public Education, Inc.; Lincoln Education Services Corporation; Perdoceo Education Corporation; and Strategic Education, Inc.

PEO Total Compensation Amount	$ 2,971,390	$ 1,886,283	$ 2,215,714
PEO Actually Paid Compensation Amount	$ 3,924,838	1,961,507	2,173,748
Adjustment To PEO Compensation, Footnote
(1)
Deductions from, and additions to, total compensation in the Summary Compensation Table by year to calculate Compensation Actually Paid, calculated in accordance with Item 402(v) of Regulation
S-,
include:

	2023		2022		2021
	CEO	Non-CEO NEOs (Average)	CEO	Non-CEO NEOs (Average)	CEO	Non-CEO NEOs (Average)
Summary Compensation Table Total	$2,971,390	$1,166,169	$1,886,283	$923,812	$2,215,714	$871,976
(Minus): Grant date values reported in the Summary Compensation Table	$(1,500,000)	$(400,000)	$(955,000)	$(298,250)	$(1,191,989)	$(254,296)
Plus: Year-end fair value of unvested awards granted during the year	$2,045,524	$699,145	$1,208,083	$362,738	$1,295,473	$276,531
Plus (Minus): Year-over-year change in fair value of awards granted in any prior fiscal year that are outstanding and unvested at year end	$230,191	$64,260	$(241,915)	$(56,408)	$(263,982)	$(58,941)
Plus (Minus): Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years that vested during the year	$177,732	$47,538	$64,056	$15,117	$118,532	$23,173
Total Adjustments for Equity Awards	$953,448	$410,943	$75,224	$23,197	$(41,966)	$(13,532)
Compensation Actually Paid (as calculated)	$3,924,838	$1,577,113	$1,961,507	$947,008	$2,173,748	$858,443

Non-PEO NEO Average Total Compensation Amount	$ 1,166,169	923,812	871,976
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,577,113	947,008	858,443
Adjustment to Non-PEO NEO Compensation Footnote
(1)
Deductions from, and additions to, total compensation in the Summary Compensation Table by year to calculate Compensation Actually Paid, calculated in accordance with Item 402(v) of Regulation
S-,
include:

	2023		2022		2021
	CEO	Non-CEO NEOs (Average)	CEO	Non-CEO NEOs (Average)	CEO	Non-CEO NEOs (Average)
Summary Compensation Table Total	$2,971,390	$1,166,169	$1,886,283	$923,812	$2,215,714	$871,976
(Minus): Grant date values reported in the Summary Compensation Table	$(1,500,000)	$(400,000)	$(955,000)	$(298,250)	$(1,191,989)	$(254,296)
Plus: Year-end fair value of unvested awards granted during the year	$2,045,524	$699,145	$1,208,083	$362,738	$1,295,473	$276,531
Plus (Minus): Year-over-year change in fair value of awards granted in any prior fiscal year that are outstanding and unvested at year end	$230,191	$64,260	$(241,915)	$(56,408)	$(263,982)	$(58,941)
Plus (Minus): Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years that vested during the year	$177,732	$47,538	$64,056	$15,117	$118,532	$23,173
Total Adjustments for Equity Awards	$953,448	$410,943	$75,224	$23,197	$(41,966)	$(13,532)
Compensation Actually Paid (as calculated)	$3,924,838	$1,577,113	$1,961,507	$947,008	$2,173,748	$858,443

Compensation Actually Paid vs. Total Shareholder Return	CAP and Cumulative TSR / Cumulative TSR of the Peer Group
Compensation Actually Paid vs. Net Income	CAP and Company Net Income
Compensation Actually Paid vs. Company Selected Measure	CAP and Adjusted EBITDA
Total Shareholder Return Vs Peer Group	CAP and Cumulative TSR / Cumulative TSR of the Peer Group
Tabular List, Table
Tabular List of Financial Performance Measures
In our assessment, the most important financial performance measures used to link CAP (as calculated in accordance with the SEC rules), to our NEOs in 2023 to our performance were:

•	Adjusted EBITDA

•	Stock Price, and

•	Revenue

Total Shareholder Return Amount	$ 165	107	133
Peer Group Total Shareholder Return Amount	115	90	102
Net Income (Loss)	$ 12,300,000	$ 25,800,000	$ 14,600,000
Company Selected Measure Amount	64,200,000	60,200,000	34,200,000
PEO Name	Troy R. Anderson
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name	Stock Price, and
Measure:: 3
Pay vs Performance Disclosure
Name	Revenue
PEO | Grant date values reported in the Summary Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,500,000)	$ (955,000)	$ (1,191,989)
PEO | Fair value of unvested awards granted during the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,045,524	1,208,083	1,295,473
PEO | Fair value of awards granted in any prior fiscal year that are outstanding and unvested at year end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	230,191	(241,915)	(263,982)
PEO | Fair values for awards granted in prior years that vested during the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	177,732	64,056	118,532
PEO | Total Adjustments for Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	953,448	75,224	(41,966)
Non-PEO NEO | Grant date values reported in the Summary Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(400,000)	(298,250)	(254,296)
Non-PEO NEO | Fair value of unvested awards granted during the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	699,145	362,738	276,531
Non-PEO NEO | Fair value of awards granted in any prior fiscal year that are outstanding and unvested at year end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	64,260	(56,408)	(58,941)
Non-PEO NEO | Fair values for awards granted in prior years that vested during the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	47,538	15,117	23,173
Non-PEO NEO | Total Adjustments for Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 410,943	$ 23,197	$ (13,532)